February 16, 2007

VIA EDGAR

The United States Securities and
Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-0506

Subject:	Nationwide Variable Account- 9
Nationwide Life Insurance Company
Post-Effective Amendment No. 17
1933 Act File No. 333-52579

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (the “Company”) and its Nationwide Variable Account- 9 (the “Separate Account”), which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”):

1.	One complete copy of Post-Effective Amendment No. 17 to the Separate Account’s Registration Statement (the “Post-Effective Amendment”); and

2.
One copy of a power of attorney authorizing certain officers of the Company to take various actions on behalf of the Company and the Separate Account, including the execution of registration statements. An original power of attorney is on file with the Company.

The purpose of the Post-Effective Amendment is to:

1.	change the transfer limits from 12 to 20 times per calendar year.
2.	add disclosure language regarding Rule 22c-2 of the Investment Company Act of 1940.
3.	change the form and format of the death benefit payout disclosure.

Under separate cover, the Company will be requesting, pursuant to Rule 485(b)(1)(vii) of the 1933 Act, permission to reformat the death benefit payout disclosure via Rule 485(b) of the 1933 Act to other variable annuities offered by the Company.

The Financial Statements, Condensed Financial Information and Independent Auditors' Consent will all be filed by subsequent Post-Effective Amendment. Any other changes are non-material and are intended to improve overall disclosure.

This Post-Effective Amendment shall be effective on April 30, 2007 pursuant to Rule 485(a) under the 1933 Act. The original, manually signed paper version of the Post-Effective Amendment shall be maintained on file with the Company.

Additionally, Nationwide acknowledges all of the following:

•	that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission (“SEC”), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 249-5276 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ LISA CHATTERTON
Lisa Chatterton
Assistant General Counsel

cc: Ms. Rebecca Marquigny
Stop 5-6
Office of Insurance Products and Legal Compliance